UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04375

Name of Fund:	BlackRock Multi-State Municipal Series Trust
BlackRock New Jersey Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2012

Date of reporting period: 02/29/2012

Item 1 – Schedule of Investments

Schedule of Investments February 29, 2012 (Unaudited)	BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 87.2%
Corporate — 4.0%
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 6.25%, 9/15/19	$3,000	$3,007,800
Continental Airlines, Inc. Project, 6.40%, 9/15/23	500	500,630
Disposal, Waste Management of New Jersey, Series A, Mandatory Put Bonds, 5.30%, 6/01/15 (a)	2,000	2,153,980
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	1,445	1,585,729
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	1,000	1,114,230
Newark Airport Marriott Hotel, 7.00%, 10/01/14	1,250	1,255,812
		9,618,181
County/City/Special District/School District — 4.6%
City of Perth Amboy New Jersey, GO, Refunding, CAB (AGM) (b):
0.00%, 7/01/35	1,250	1,284,400
0.00%, 7/01/36	300	307,380
County of Middlesex New Jersey, COP Refunding (NPFGC), 5.00%, 8/01/22	200	200,748
Essex County Improvement Authority, RB, Newark Project, Series A (AGM):
5.00%, 11/01/20	735	838,532
6.00%, 11/01/30	1,090	1,246,633
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC), 5.50%, 10/01/29	1,500	1,916,700
Middlesex County Improvement Authority, RB, Senior, Heldrich Center Hotel, Series A, 5.00%, 1/01/15	560	345,755
Middlesex County Improvement Authority, Refunding RB, Golf Course Projects, 5.25%, 6/01/26	1,705	1,847,436
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	1,775	1,590,187
South Jersey Port Corp., Refunding RB, AMT, 5.20%, 1/01/23	1,500	1,518,345
		11,096,116
Education — 12.6%
New Jersey EDA, Refunding RB, Seeing Eye, Inc. Project (AMBAC), 5.00%, 12/01/24	5,500	5,699,485
New Jersey Educational Facilities Authority, RB:
Fairleigh Dickinson University, Series D (ACA), 5.25%, 7/01/32	1,500	1,508,160

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Educational Facilities Authority, RB (concluded):
Georgian Court College Project, Series C, 6.50%, 7/01/13 (c)	$750	$811,552
Rider University, Series C (Radian), 5.00%, 7/01/37	900	901,422
Rowan University, Series C (NPFGC), 5.13%, 7/01/14 (c)	715	793,922
William Paterson University, Series C (AGC), 5.00%, 7/01/38	3,200	3,444,224
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	3,750	4,038,412
Georgian Court University, Series D, 5.00%, 7/01/33	500	512,670
Kean Univerisity, Series A (AGC), 5.50%, 9/01/36	1,000	1,125,390
Ramapo College, Series I (AMBAC), 4.25%, 7/01/36	295	298,513
Rowan University, Series B (AGC), 5.00%, 7/01/27	1,250	1,387,200
Rowan University, Series B (AGM), 3.00%, 7/01/27	220	213,651
Rowan University, Series B (AGM), 3.00%, 7/01/28	285	273,563
Stevens Institute of Technology, Series A, 5.00%, 7/01/34	1,400	1,435,476
University of Medicine & Dentistry, Series B, 7.50%, 12/01/32	2,500	3,051,400
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/28	1,000	1,121,250
Series 1A, 5.00%, 12/01/25	100	108,563
Series 1A, 5.00%, 12/01/26	650	701,662
University of Medicine & Dentistry of New Jersey, COP:
(AMBAC), 5.00%, 4/15/22	250	254,658
(NPFGC), 5.00%, 6/15/29	1,000	1,023,640
University of Medicine & Dentistry of New Jersey, RB, Series A (AMBAC):
5.13%, 12/01/22	250	254,293
5.00%, 12/01/31	1,000	1,005,970
		29,965,076
Health — 18.3%
Burlington County Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 1/01/38	1,850	1,828,725

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 29, 2012	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (continued)
New Jersey EDA, RB:
First Mortgage, Lions Gate Project, Series A, 5.88%, 1/01/37	$1,000	$936,200
First Mortgage, Presbyterian Homes, Series A, 6.38%, 11/01/31	1,330	1,226,725
Masonic Charity Foundation of New Jersey, 5.25%, 6/01/24	875	907,708
Masonic Charity Foundation of New Jersey, 5.25%, 6/01/32	500	514,100
New Jersey EDA, Refunding RB:
First Mortgage, Winchester, Series A, 5.80%, 11/01/31	1,500	1,534,965
Seabrook Village, Inc. Facility, 5.25%, 11/15/26	2,000	1,949,840
Seabrook Village, Inc. Facility, 5.25%, 11/15/36	600	553,206
New Jersey Health Care Facilities Financing Authority, RB:
6.00%, 7/01/37	2,985	3,515,046
Children’s Specialized Hospital, Series A, 5.50%, 7/01/36	460	466,537
Hunterdon Medical Center, Series A, 5.25%, 7/01/25	750	791,093
Hunterdon Medical Center, Series A, 5.13%, 7/01/35	1,100	1,123,716
Meridian Health, Series I (AGC), 5.00%, 7/01/38	1,915	2,013,527
Pascack Valley Hospital Association, 6.00%, 7/01/13 (d)(e)	830	8
RWJ Health Care Corp., Series B (Radian), 5.00%, 7/01/25	250	254,170
Virtua Health (AGC), 5.50%, 7/01/38	3,620	3,950,180
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Atlantic City Medical System, 6.25%, 7/01/17	505	530,705
Bayshore Community Hospital (Radian), 5.13%, 7/01/32	1,500	1,383,240
CAB, St. Barnabas Health, Series B, 5.67%, 7/01/36 (f)	7,360	1,696,995
CAB, St. Barnabas Health, Series B, 5.73%, 7/01/37 (f)	7,000	1,508,430
General Hospital Center at Passaic (AGM), 6.75%, 7/01/19 (g)	125	156,980
Hackensack University Medical Center (AGC), 5.25%, 1/01/36	3,600	3,834,000

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB (concluded):
Holy Name Medical Center, 5.00%, 7/01/25	$500	$512,820
Meridian Health System, 5.00%, 7/01/27	1,500	1,671,660
Robert Wood Johnson, 5.00%, 7/01/31	1,500	1,628,370
South Jersey Hospital, 5.00%, 7/01/46	3,150	3,204,936
St. Barnabas Health, Series A, 5.63%, 7/01/32	1,540	1,651,388
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	4,190	4,268,981
		43,614,251
Housing — 6.3%
Middlesex County Improvement Authority, RB, New Brunswick Apartments Rental Housing, AMT (Fannie Mae), 5.15%, 2/01/24	1,940	1,949,370
New Jersey State Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 4.70%, 11/01/25	2,100	2,178,792
S/F Housing, Series U, AMT, 4.90%, 10/01/27	2,500	2,566,675
S/F Housing, Series U, AMT, 4.95%, 10/01/32	640	655,341
S/F Housing, Series X, AMT, 4.85%, 4/01/16	2,000	2,064,960
Series AA, 6.50%, 10/01/38	1,385	1,496,437
New Jersey State Housing & Mortgage Finance Agency, Refunding RB:
S/F Housing, Series T, AMT, 4.65%, 10/01/32	3,900	3,951,324
Series B (AGM), 6.15%, 11/01/20	195	195,437
		15,058,336
State — 23.7%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 5.17%, 11/01/24 (f)	10,000	6,652,000
CAB, Series B, 5.24%, 11/01/27 (f)	4,135	2,378,493
Election of 2005, Series A, 5.80%, 11/01/22	1,640	1,912,962
Election of 2005, Series A, 5.75%, 11/01/28	2,080	2,779,670

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 29, 2012	2

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (concluded)
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series A (NPFGC), 4.95%, 7/01/21 (f)	$1,675	$1,175,297
Cigarette Tax, 5.63%, 6/15/19	205	205,400
Cigarette Tax, 5.75%, 6/15/29	3,790	3,949,824
Kapkowski Road Landfill Project, Series 1998B-MB, AMT, 6.50%, 4/01/31	2,000	2,167,460
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/27	2,000	2,155,940
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/29	1,100	1,182,731
School Facilities Construction, Series U (AMBAC), 5.00%, 9/01/37	500	531,850
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	1,500	1,677,045
School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	1,000	1,150,600
New Jersey EDA, Refunding RB, CAB, Economic Fund, Series A (NPFGC), 5.25%, 3/15/21 (f)	2,000	1,474,360
New Jersey EDA, Special Assessment Bonds, Refunding, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	2,773,025
New Jersey Sports & Exposition Authority, Refunding RB (NPFGC), 5.50%, 3/01/21	805	950,874
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series A, 5.76%, 12/15/35 (f)	5,500	1,627,010
CAB, Series A, 6.63%, 12/15/38 (f)	10,000	2,462,000
CAB, Series C (AMBAC), 5.05%, 12/15/35 (f)	1,380	416,167
Series A, 6.23%, 12/15/32 (f)	10,000	3,602,900
Series A, 6.00%, 6/15/35	3,185	3,842,830
Series B, 5.25%, 6/15/36	5,000	5,600,400
New Jersey Transportation Trust Fund Authority, Refunding RB, Series B (NPFGC), 5.50%, 12/15/21	1,800	2,256,336
State of New Jersey, COP, Equipment Lease Purchase, Series A:
5.25%, 6/15/29	1,000	1,104,970
5.25%, 6/15/30	1,110	1,219,790
State of New Jersey, GO, Refunding, Series N (NPFGC), 5.50%, 7/15/17	1,000	1,236,320
		56,486,254

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Transportation — 12.8%
Delaware River Joint Toll Bridge Commission, Refunding RB, 5.00%, 7/01/24	$2,450	$2,521,736
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	1,875	2,000,006
Hudson County Improvement Authority, RB, Harrison Parking Facility Project, Series C:
4.88%, 1/01/46	1,000	1,057,980
5.25%, 1/01/46	4,900	5,333,356
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, Series B (AMBAC), 0.00%, 1/01/35 (b)	1,510	1,358,517
Series C (AGM), 5.00%, 1/01/30	2,500	2,736,400
New Jersey State Turnpike Authority, Refunding RB:
Series A (BHAC), 5.25%, 1/01/30	1,000	1,275,380
Series C (NPFGC), 6.50%, 1/01/16	545	649,875
Series I, 5.00%, 1/01/35	2,500	2,765,850
Port Authority of New York & New Jersey, RB:
Consolidated, 85th Series, 5.20%, 9/01/18	1,000	1,239,220
Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,220,540
JFK International Air Terminal, 6.00%, 12/01/42	1,000	1,115,760
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 5.75%, 12/01/22	2,000	2,000,120
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 155th Series, AMT, 4.75%, 4/15/37	5,000	5,226,350
		30,501,090
Utilities — 4.9%
New Jersey EDA, Refunding RB, New Jersey American Water Co., Series D, AMT, 4.88%, 11/01/29	1,000	1,081,810
North Hudson Sewerage Authority, Refunding RB, Series A (NPFGC), 5.41%, 8/01/21 (f)	5,000	3,462,500
Passaic Valley Water Commission, RB, Series A, 6.00%, 12/15/24	1,195	1,425,587
Union County Utilities Authority, Refunding RB:
County Deficiency Agreement, Series A, 4.00%, 6/15/32	1,500	1,575,060
County Deficiency Agreement, Series A, 5.00%, 6/15/41	2,000	2,236,180
Covanta Union, Inc., Series A, AMT, 4.75%, 12/01/31	1,750	1,824,865
		11,606,002
Total Municipal Bonds in New Jersey		207,945,306

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 29, 2012	3

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Guam — 0.9%
State — 0.5%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	$970	$1,053,352
Utilities — 0.4%
Guam Government Waterworks Authority, Refunding RB, Water, 5.88%, 7/01/35	1,000	1,006,070
Total Municipal Bonds in Guam		2,059,422

Northern Mariana Islands — 0.1%
State — 0.1%
Commonwealth of the Northern Mariana Islands, GO, Series A, 6.75%, 10/01/33	150	143,865
Total Municipal Bonds in Northern Mariana Islands		143,865

Puerto Rico — 6.2%
State — 3.0%
Commonwealth of Puerto Rico, GO, Public Improvement (AGM), 5.50%, 7/01/19	2,000	2,357,360
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	3,000	3,352,530
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.74%, 8/01/41 (f)	7,750	1,552,480
		7,262,370
Transportation — 0.6%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGM), 5.50%, 7/01/30	1,250	1,479,338
Utilities — 2.6%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/38	1,000	1,077,290
Puerto Rico Electric Power Authority, RB, Series XX, 5.25%, 7/01/40	3,520	3,694,169
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC), 5.25%, 7/01/29	1,220	1,421,032
		6,192,491
Total Municipal Bonds in Puerto Rico		14,934,199
Total Municipal Bonds – 94.4%		225,082,792

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
New Jersey — 3.1%
Transportation — 0.2%
Port Authority of New York & New Jersey, RB, Consolidated, 106th Series, AMT, 5.00%, 10/15/41	$495	$527,363
Utilities — 2.9%
Union County Utilities Authority, Refunding RB, Covanta Union, Series A, AMT, 5.25%, 12/01/31	6,300	6,840,351
Total Municipal Bonds in New Jersey		7,367,714

Puerto Rico — 0.3%
State — 0.3%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	760	844,025
Total Municipal Bonds in Puerto Rico		844,025
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 3.4%		8,211,739
Total Long-Term Investments (Cost – $213,973,742) – 97.8%		233,294,531

Short-Term Securities	Shares
BIF New Jersey Municipal Money Fund, 0.00% (i)(j)	6,773,157	6,773,157
BIF New York Municipal Money Fund, 0.00% (i)(j)	520,603	520,603
Total Short-Term Securities (Cost – $7,293,760) – 3.1%		7,293,760
Total Investments (Cost - $221,267,502*) – 100.9%		240,588,291
Other Assets Less Liabilities – 0.7%		1,808,530
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (1.6)%		(3,860,918)
Net Assets – 100.0%		$238,535,903

*	As of February 29, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$216,628,124
Gross unrealized appreciation	$20,694,673
Gross unrealized depreciation	(594,506)
Net unrealized appreciation	$20,100,167

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 29, 2012	4

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Fund

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Non-income producing security.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	Security is collateralized by Municipal or US Treasury obligations.

(h)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(i)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2011	Net Activity	Shares Held at February 29, 2012	Income
BIF New Jersey Municipal Money Fund	1,968,476	4,804,681	6,773,157	$199
BIF New York Municipal Money Fund	—	520,603	520,603	$—

(j)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
Fannie Mae	Federal National Mortgage Association
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
Radian	Radian Financial Guaranty
RB	Revenue Bonds

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of February 29, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$233,294,531	—	$233,294,531
Short-Term Securities	$7,293,760	—	—	7,293,760
	$7,293,760	$233,294,531	—	$240,588,291

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 29, 2012	5

Schedule of Investments February 29, 2012 (Unaudited)	BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 71.0%
Corporate — 4.7%
Bradford County IDA, Refunding RB, International Paper Co. Project, Series B, AMT, 5.20%, 12/01/19	$1,000	$1,054,600
Delaware County IDA Pennsylvania, RB, Water Facilities, Aqua Pennsylvania, Inc. Project, Series C, AMT (NPFGC), 5.00%, 2/01/35	5,670	5,818,441
Pennsylvania Economic Development Financing Authority, RB, Series A:
Aqua Pennsylvania, Inc. Project, 5.00%, 10/01/39	3,000	3,268,320
Aqua Pennsylvania, Inc. Project, AMT, 6.75%, 10/01/18	9,400	11,827,738
Waste Management, Inc. Project, AMT, 5.10%, 10/01/27	300	308,448
Pennsylvania Economic Development Financing Authority, Refunding RB, Aqua Pennsylvania, Inc. Project, Series A, AMT, 5.00%, 12/01/34	1,540	1,655,084
		23,932,631
County/City/Special District/School District — 8.9%
City of Philadelphia, Pennsylvania, GO, Refunding RB, Series A (AGC), 5.00%, 8/01/24	3,955	4,411,130
City of Pittsburgh Pennsylvania, GO, Refunding, Series B, 5.00%, 9/01/26	1,905	2,141,373
Coatesville School District, GO (AGM), 5.00%, 8/01/25	6,585	7,269,577
County of Allegheny Pennsylvania, GO, Refunding, Series C-57 (NPFGC), 5.00%, 11/01/21	5,775	6,236,018
County of York Pennsylvania, GO, Refunding, 5.00%, 3/01/36	2,500	2,748,700
Delaware Valley Regional Financial Authority, Refunding RB, Series A, 5.50%, 6/01/37	5,000	5,749,600
Falls Township Pennsylvania, RB, Water & Sewer Authority, 5.00%, 12/01/37	2,115	2,318,357
Philadelphia Redevelopment Authority, RB, Quality Redevelopment Neighborhood, Series B, AMT (NPFGC), 5.00%, 4/15/27	415	426,711
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	6,600	7,507,302
Philipsburg Osceola Area School District Pennsylvania, GO (AGM), 5.00%, 4/01/41	1,235	1,295,243
Souderton Area School District Pennsylvania, GO (NPFGC), 5.00%, 11/15/22	4,290	4,816,512
		44,920,523

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education — 12.1%
Adams County IDA, Refunding RB, Gettysburg College:
5.00%, 8/15/24	$580	$662,801
5.00%, 8/15/25	765	869,874
5.00%, 8/15/26	760	855,593
Cumberland County Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/39	1,000	1,090,280
Delaware County Authority, Refunding RB:
Haverford College, 5.00%, 11/15/35	6,070	6,732,905
Villanova University, 5.25%, 12/01/31	600	679,014
Pennsylvania Higher Educational Facilities Authority, RB:
Drexel University, Series A, (NPFGC), 5.00%, 5/01/37	2,650	2,809,371
State System of Higher Education, Series A, (NPFGC), 5.00%, 6/15/26	3,300	3,662,010
Thomas Jefferson University, 5.00%, 3/01/40	11,000	11,919,600
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.25%, 5/01/41	7,140	7,848,002
State System of Higher Education, Series AL, 5.00%, 6/15/35	9,500	10,532,175
University of the Sciences Philadelphia, (AGC), 5.00%, 11/01/32	5,000	5,433,300
Pennsylvania State University, Refunding RB, Series A:
5.00%, 8/15/28	5,045	5,615,236
5.00%, 8/15/29	2,000	2,215,680
		60,925,841
Health — 12.6%
Allegheny County Hospital Development Authority, RB, Health Center, UPMC Health, Series B (NPFGC), 6.00%, 7/01/25	6,750	8,874,967
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A:
5.00%, 11/15/28	4,750	3,974,372
5.38%, 11/15/40	5,870	4,851,379
Allegheny County IDA Pennsylvania, Refunding RB:
Commercial Development, MPB Associate Project (AGM), 7.70%, 12/01/13	1,245	1,336,906

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 29, 2012	1

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (continued)
Allegheny County IDA Pennsylvania, Refunding RB (concluded):
Residential Resource, Inc. Project, 5.13%, 9/01/31	$835	$809,474
Bucks County IDA, RB, Ann’s Choice, Inc. Facility, Series A, 5.90%, 1/01/27	770	769,931
Centre County Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/46	4,110	4,825,140
Cumberland County Municipal Authority, Refunding RB, Diakon Lutheran, 6.38%, 1/01/39	3,000	3,225,420
Dauphin County General Authority, Refunding RB, Pinnacle Health System Project, Series A, 6.00%, 6/01/29	5,000	5,537,750
Lancaster County Hospital Authority, Refunding RB, Brethren Village Project, Series A, 6.50%, 7/01/40	1,750	1,801,345
Lebanon County Good Samaritan Hospital Authority, Refunding RB, Pleasant View Retirement, Series A, 5.30%, 12/15/26	1,000	982,030
Montgomery County Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital, Series A, 5.13%, 6/01/33	3,255	3,397,960
Montgomery County IDA Pennsylvania, RB:
Acts Retirement Life Community, Series A, 4.50%, 11/15/36	4,870	4,429,947
Acts Retirement Life Community, Series A-1, 6.25%, 11/15/29	480	535,171
Montgomery County IDA Pennsylvania, Refunding RB, Foulkeways at Gwynedd Project, Series A, 5.00%, 12/01/24	1,000	1,038,320
Pennsylvania Higher Educational Facilities Authority, Refunding RB, University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	4,800	5,220,384
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Presbyterian Medical Center, 6.65%, 12/01/19 (a)	3,000	3,675,000
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial, Series B (AGC), 5.38%, 7/01/35	3,900	4,227,912

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (concluded)
Southcentral General Authority, Refunding RB, Wellspan Health Obligor Group, Series A, 6.00%, 6/01/29	$3,750	$4,297,312
		63,810,720
Housing — 4.3%
Pennsylvania HFA, RB, AMT, Series 94- A, 5.10%, 10/01/31	3,000	3,059,910
Pennsylvania HFA, Refunding RB, AMT:
4.85%, 10/01/37	8,100	8,333,604
S/F Mortgage, Series 92-A, 4.75%, 4/01/31	2,155	2,172,154
Series 99A, 5.25%, 10/01/32	4,800	4,941,552
Series 99A, 5.15%, 4/01/38	2,200	2,393,226
Philadelphia Authority for Industrial Development, RB:
Rieder House Project, Series A, 6.10%, 7/01/33	500	504,445
Saligman House Project, Series C (HUD), 6.10%, 7/01/33	500	504,445
		21,909,336
State — 9.2%
Commonwealth Financing Authority, RB, Series B (AGC), 5.00%, 6/01/31	3,420	3,773,696
Commonwealth of Pennsylvania, GO:
5.00%, 11/15/30	12,465	14,805,429
First Series, 5.00%, 10/01/26	2,800	3,236,072
First Series, 5.00%, 3/15/29	3,900	4,581,174
Second Series A, 5.00%, 8/01/24	6,000	6,861,120
State Public School Building Authority, Refunding RB:
Harrisburg School District Project, Series A (AGC), 5.00%, 11/15/33	3,050	3,276,798
School District of Philadelphia Project, Series B (AGM), 5.00%, 6/01/24	9,000	9,868,320
		46,402,609
Transportation — 15.3%
Delaware River Port Authority, RB,
Series D, 5.00%, 1/01/40	7,500	8,000,025
Pennsylvania Economic Development Financing Authority, RB, Amtrak Project, Series A, AMT, 6.38%, 11/01/41	350	351,463
Pennsylvania Turnpike Commission, RB:
5.25%, 12/01/41	3,425	3,715,920
Series A (AMBAC), 5.50%, 12/01/31	1,600	1,765,280

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 29, 2012	2

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Transportation (concluded)
Pennsylvania Turnpike Commission, RB (concluded):
Sub-Series A, 5.13%, 12/01/26	$1,285	$1,451,883
Sub-Series A, 6.00%, 12/01/41	1,200	1,330,752
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series B:
5.25%, 6/01/24	4,565	5,245,733
5.25%, 6/01/39	4,900	5,240,746
Philadelphia Pennsylvania Airport, RB, Series A:
5.00%, 6/15/40	14,000	14,627,060
AMT (AGM), 5.00%, 6/15/32	9,500	9,806,755
AMT (AGM), 5.00%, 6/15/37	14,000	14,392,000
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts:
5.00%, 6/01/27	2,595	2,951,345
5.00%, 6/01/28	3,140	3,549,236
5.00%, 6/01/29	4,155	4,668,350
		77,096,548
Utilities — 3.9%
Allegheny County Sanitation Authority, Refunding RB (AGM), 5.00%, 6/01/40	1,000	1,095,630
City of Philadelphia Pennsylvania, RB:
12th Series B (NPFGC), 7.00%, 5/15/20 (a)	1,435	1,777,305
Ninth Series, 5.25%, 8/01/40	3,300	3,429,558
Series A, 5.25%, 1/01/36	1,450	1,566,435
Series C (AGM), 5.00%, 8/01/40	2,650	2,885,267
Lycoming County Water & Sewer Authority, RB (AGM), 5.00%, 11/15/41	825	873,056
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	3,490	4,029,554
Philadelphia Biosolids Facility, 6.25%, 1/01/32	3,895	4,281,384
		19,938,189
Total Municipal Bonds in Pennsylvania		358,936,397

Guam — 0.9%
County/City/Special District/School District — 0.4%
Territory of Guam, Limited Obligation Bonds, RB, Section 30, Series A, 5.63%, 12/01/29	1,760	1,879,979
Tobacco — 0.3%
Guam Economic Development & Commerce Authority, Refunding RB, Tobacco Settlement Asset-Backed, 5.63%, 6/01/47	1,750	1,422,995

Municipal Bonds	Par (000)	Value
Guam (concluded)
Utilities — 0.2%
Guam Government Waterworks Authority, Refunding RB, Water, 6.00%, 7/01/25	$1,000	$1,022,000
Total Municipal Bonds in Guam		4,324,974

Puerto Rico — 8.3%
State — 6.3%
Commonwealth of Puerto Rico, GO, Refunding, Sub-Series C-7 (NPFGC), 6.00%, 7/01/27	3,000	3,290,610
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities:
5.25%, 7/01/17	2,375	2,665,367
5.38%, 7/01/33	2,940	2,948,791
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	15,000	17,583,000
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	4,750	5,275,160
		31,762,928
Tobacco — 0.2%
Children’s Trust Fund, Refunding RB, Asset-Backed, 5.38%, 5/15/33	1,035	1,018,823
Transportation — 0.1%
Puerto Rico Highway & Transportation Authority, Series G:
5.00%, 7/01/13 (b)	5	5,315
5.00%, 7/01/33	680	684,155
		689,470
Utilities — 1.7%
Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 7/01/38	3,600	3,878,244
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	4,450	4,715,398
		8,593,642
Total Municipal Bonds in Puerto Rico		42,064,863

Total Municipal Bonds – 80.2%		405,326,234

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)
Pennsylvania — 27.3%
Education — 7.7%
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, 5.75%, 8/15/41	9,280	10,556,464

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 29, 2012	3

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
Pennsylvania (concluded)
Education (concluded)
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Trustees of the University of Pennsylvania, Series C, 4.75%, 7/15/35	$11,630	$12,145,558
Pennsylvania State University, RB, 5.00%, 3/01/40	10,000	10,958,900
University of Pittsburgh Pennsylvania, RB, Capital Project, Series B, 5.00%, 9/15/28	4,448	5,242,236
		38,903,158
Health — 11.9%
Berks County Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project, Series A-3, 5.50%, 11/01/31	10,000	11,291,900
Geisinger Authority, RB:
Series A, 5.13%, 6/01/34	7,460	8,096,039
Series A, 5.25%, 6/01/39	5,997	6,504,276
Series A-1, 5.13%, 6/01/41	12,570	13,684,582
Philadelphia Hospitals & Higher Education Facilities Authority, 5.00%, 7/01/41	9,380	10,074,214
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Jefferson Health System, Series B, 5.00%, 5/15/40	10,000	10,657,400
		60,308,411
Housing — 2.8%
Pennsylvania HFA, Refunding RB:
Series 96-A, AMT, 4.70%, 10/01/37	6,400	6,425,984
Series 105C, 5.00%, 10/01/39	7,500	7,812,900
		14,238,884
State — 4.9%
Commonwealth of Pennsylvania, GO, First Series, 5.00%, 3/15/28	10,797	12,720,881
Pennsylvania Turnpike Commission, RB, Series C of 2003 Pennsylvania Turnpike (NPFGC), 5.00%, 12/01/32	11,000	11,943,140
		24,664,021
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 27.3%		138,114,474
Total Long-Term Investments (Cost – $499,064,616) – 107.5%		543,440,708

Short-Term Securities	Shares	Value
BIF Pennsylvania Municipal Money Fund, 0.00% (d)(e)	21,935,542	$21,935,542
Total Short-Term Securities (Cost – $21,935,542) – 4.4%		21,935,542
Total Investments (Cost - $521,000,158*) – 111.9%		565,376,250
Other Assets Less Liabilities – 1.1%		5,792,417
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (13.0)%		(65,794,373)
Net Assets – 100.0%		$505,374,294

*	As of February 29, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$456,463,736
Gross unrealized appreciation	44,680,831
Gross unrealized depreciation	(1,535,452)
Net unrealized appreciation	$43,145,379

(a)	Security is collateralized by Municipal or US Treasury obligations.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2011	Net Activity	Shares Held at February 29, 2012	Income
BIF Pennsylvania Municipal Money Fund	7,821,020	14,114,522	21,935,542	$1

(e)	Represents the current yield as of report date.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 29, 2012	4

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Bond Fund

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
GO	General Obligation Bonds
HFA	Housing Finance Agency
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of February 29, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$543,440,708	—	$543,440,708
Short-term Securities	$21,935,542	—	—	21,935,542
	$21,935,542	$543,440,708	—	$565,376,250

1          See above Schedule of Investments for values in each sector.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 29, 2012	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date: April 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date: April 24, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Multi-State Municipal Series Trust

Date: April 24, 2012